Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We are providing the following disclosure regarding the timing of stock option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. While we do not have a formal written policy in place with regard to the timing of awards of stock options in relation to the disclosure by the Company of material nonpublic information, the Compensation Committee does not seek to time equity awards to take advantage of information, either positive or negative, about Byline that has not been publicly disclosed. We have not granted stock options under our equity compensation plans since 2015, prior to our IPO, and stock options are not currently a component of our long-term compensation strategy. We did not grant any stock options to our executive officers, including NEOs, during 2025. We have not timed the disclosure of material nonpublic information to affect the value of executive compensation.
Award Timing Method	We are providing the following disclosure regarding the timing of stock option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. While we do not have a formal written policy in place with regard to the timing of awards of stock options in relation to the disclosure by the Company of material nonpublic information, the Compensation Committee does not seek to time equity awards to take advantage of information, either positive or negative, about Byline that has not been publicly disclosed.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false